ACQUISITION (Details Narrative)		9 Months Ended	12 Months Ended
	Aug. 27, 2015 shares	Sep. 30, 2016 Number $ / shares shares	Dec. 31, 2015 Number $ / shares shares	Dec. 31, 2014 $ / shares
Number of common stock issued		5,000,000
Number of common stock returned		4,975,000	4,975,000
Number of common stock held		25,000	25,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of capital stock converted into common stock		2	2
QPAGOS Corporation - Parent Company [Member]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	1,548,480
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	2,238,245
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of common stock held		49,929,000	49,929,000
Number of subsidiaries | Number		2	2
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Date of acqusition agreement		May 12, 2016	May 12, 2016
Percentage of outstanding shares		91.00%	91.00%